U.S. Diversified Real Estate ETF
Schedule of Investments
November 30, 2022 (Unaudited)
Shares		Security Description	Value
COMMON STOCKS - 99.6%
		Health Care Facilities - 0.3%
6,417		National HealthCare Corporation	$395,544
		Hotels, Resorts & Cruise Lines - 5.8%
5,632		Choice Hotels International, Inc. (a)	693,975
14,459		Hilton Worldwide Holdings, Inc.	2,062,143
9,913		Hyatt Hotels Corporation - Class A (b)	994,472
15,475		Marriott International, Inc. - Class A	2,558,791
10,181		Wyndham Hotels & Resorts, Inc.	746,471
			7,055,852
		Real Estate Operating Companies - 0.3%
21,901		DigitalBridge Group, Inc. (a)	316,031
		Diversified REITs - 7.2%
11,571		Alexander & Baldwin, Inc.	228,527
24,151		American Assets Trust, Inc.	707,383
9,631		Armada Hoffler Properties, Inc.	117,017
232,480		Broadstone Net Lease, Inc. (a)	3,945,185
38,423		Essential Properties Realty Trust, Inc.	891,798
25,354		STORE Capital Corporation	808,793
26,399		WP Carey, Inc. (a)	2,080,241
			8,778,944
		Health Care REITs - 6.9%
26,285		CareTrust REIT, Inc.	520,443
12,321		Community Healthcare Trust, Inc.	434,438
11,095		Global Medical REIT, Inc.	112,060
26,544		Healthcare Realty Trust, Inc.	544,949
47,667		Healthpeak Properties, Inc.	1,251,735
12,907		LTC Properties, Inc.	507,116
9,275		National Health Investors, Inc. (a)	521,812
4,172		Omega Healthcare Investors, Inc. (a)	126,328
38,950		Physicians Realty Trust (a)	581,524
8,630		Sabra Health Care REIT, Inc.	111,413
32,337		Ventas, Inc.	1,504,641
29,980		Welltower, Inc.	2,129,479
			8,345,938
		Hotel & Resort REITs - 2.8%
36,717		Apple Hospitality REIT, Inc.	626,392
46,164		DiamondRock Hospitality Company	434,403
57,361		Host Hotels & Resorts, Inc. (a)	1,086,418
7,113		Ryman Hospitality Properties, Inc. (a)	651,053
47,761		Sunstone Hotel Investors, Inc. (a)	524,893
8,104		Xenia Hotels & Resorts, Inc.	124,964
			3,448,123
		Industrial REITs - 15.3%
36,992		Americold Realty Trust, Inc.	1,104,211
8,274		EastGroup Properties, Inc. (a)	1,284,456
15,976		First Industrial Realty Trust, Inc.	807,587
8,351		Indus Realty Trust, Inc.	534,464
8,456		Innovative Industrial Properties, Inc. (a)	1,024,952
137,385		LXP Industrial Trust (a)	1,478,263
57,333		Prologis, Inc.	6,753,254
2,090		Rexford Industrial Realty, Inc.	115,556
64,858		STAG Industrial, Inc. (a)	2,134,477
56,107		Terreno Realty Corporation	3,290,114
			18,527,334
		Office REITs - 16.1%
14,489		Alexandria Real Estate Equities, Inc.	2,254,633
53,906		Boston Properties, Inc.	3,885,545
14,223		Brandywine Realty Trust	98,281
55,745		Corporate Office Properties Trust (a)	1,548,039
53,106		Cousins Properties, Inc. (a)	1,400,936
47,297		Douglas Emmett, Inc. (a)	819,184
196,241		Easterly Government Properties, Inc. (a)	3,108,458
35,403		Equity Commonwealth	959,067
69,271		Highwoods Properties, Inc.	2,064,276
8,865		Hudson Pacific Properties, Inc. (a)	102,479
5,472		JBG SMITH Properties	112,778
49,649		Kilroy Realty Corporation	2,145,830
61,592		Orion Office REIT, Inc.	572,190
16,857		Piedmont Office Realty Trust, Inc. - Class A	175,481
2,685		SL Green Realty Corporation (a)	112,663
4,443		Vornado Realty Trust	112,363
			19,472,203
		Residential REITs - 19.6%
71,497		American Homes 4 Rent - Class A (a)	2,364,406
35,019		Apartment Income REIT Corporation	1,332,473
21,837		AvalonBay Communities, Inc.	3,819,292
624		Bluerock Homes Trust, Inc. (b)	15,300
9,620		Camden Property Trust	1,157,575
17,001		Centerspace	1,096,565
6,023		Elme Communities	119,014
13,476		Equity LifeStyle Properties, Inc.	895,076
47,483		Equity Residential	3,079,747
8,216		Essex Property Trust, Inc.	1,810,642
96,978		Independence Realty Trust, Inc.	1,757,241
25,345		Invitation Homes, Inc. (a)	827,007
12,389		Mid-America Apartment Communities, Inc. (a)	2,042,698
8,297		Sun Communities, Inc.	1,218,829
47,606		UDR, Inc. (a)	1,974,221
16,345		UMH Properties, Inc. (a)	287,835
			23,797,921
		Retail REITs - 15.9%
7,768		Acadia Realty Trust	119,472
15,132		Agree Realty Corporation (a)	1,058,483
5,839		Brixmor Property Group, Inc.	135,348
22,413		Federal Realty Investment Trust (a)	2,490,084
32,814		Getty Realty Corporation (a)	1,083,518
10,364		InvenTrust Properties Corporation	266,458
80,321		Kimco Realty Corporation (a)	1,840,957
6,811		Kite Realty Group Trust	155,291
2,761		National Retail Properties, Inc.	128,000
36,544		NETSTREIT Corporation (a)	713,704
34,652		Phillips Edison & Company, Inc. (a)	1,116,834
1,812		Realty Income Corporation (a)	114,283
30,469		Regency Centers Corporation	2,024,056
103,144		Retail Opportunity Investments Corporation	1,572,946
12,312		RPT Realty	137,894
2,547		Saul Centers, Inc.	109,776
26,532		Simon Property Group, Inc.	3,168,982
51,036		SITE Centers Corporation (a)	693,579
16,710		Spirit Realty Capital, Inc.	692,128
8,248		Tanger Factory Outlet Centers, Inc. (a)	160,424
8,201		Urban Edge Properties	129,002
74,387		Urstadt Biddle Properties, Inc. - Class A	1,423,023
			19,334,242
		Specialized REITs - 9.4%
7,664		CubeSmart	317,213
32,196		Digital Realty Trust, Inc.	3,620,762
7,905		Equinix, Inc.	5,459,589
3,276		Extra Space Storage, Inc. (a)	526,420
2,784		Life Storage, Inc.	299,252
5,247		National Storage Affiliates Trust	208,883
3,296		Public Storage	982,076
			11,414,195
		TOTAL COMMON STOCKS (Cost $119,999,110)	120,886,327

Principal Amount
SHORT-TERM INVESTMENTS - 0.3%
$345,425		U.S. Bank Money Market Deposit Account, 2.90% (c)	345,425
		TOTAL SHORT-TERM INVESTMENTS (Cost $345,425)	345,425
Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 27.1%
		Private Funds - 27.1%
32,824,477		Mount Vernon Liquid Assets Portfolio, LLC, 4.07% (d)(e)	32,824,477
		TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost 32,824,477)	32,824,477
		TOTAL INVESTMENTS - 127.0% (Cost $153,169,012)	154,056,229
		Liabilities in Excess of Other Assets - (27.0)%	(32,767,968)
		NET ASSETS - 100.0%	$121,288,261

	Percentages are stated as a percentage of net assets.
	(a)	All or portion of this security is out on loan as of November 30, 2022. Total value of securities out on loan is $32,469,708 or 26.8% of net assets.
	(b)	Non-income producing security.
	(c)
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of November 30, 2022.

	(d)	Annualized seven-day yield as of November 30, 2022.
	(e)	Privately offered liquidity fund.
	REIT -	Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at November 30, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks	$120,886,327	$-	$-	$120,886,327
Short-Term Investments	345,425	-	-	345,425
Investments Purchased with Proceeds from Securities Lending	-	32,824,477	-	32,824,477
Total Investments in Securities	$121,231,752	$32,824,477	$-	$154,056,229
^See Schedule of Investments for breakout of investments by sector classification.
For the period ended November 30, 2022, the Fund did not recognize any transfers to or from Level 3.